Document and Entity Information	Mar. 30, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001676238
Document Type	8-K
Document Period End Date	Mar. 30, 2022
Entity Registrant Name	Braze, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41065
Entity Tax Identification Number	45-2505271
Entity Address, Address Line One	330 West 34th Street
Entity Address, Address Line Two	Floor 18
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(609)
Local Phone Number	964-0585
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BRZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false